Commitments and Contingencies (Narrative) (Details) kr in Millions	Mar. 31, 2023 SEK (kr)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of commitments and contingencies [Abstract]
Purchase commitment on mining equipment		$ 8,947,944	$ 64,678,000
Other property, plant and equipment	kr 337.9	$ 32,400,000